Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net revenues:
Total net revenues	¥ 59,241,145	$ 8,509,458	¥ 51,178,575	¥ 44,437,355
Cost of revenues:
Total cost of revenues	(27,685,845)	(3,976,823)	(23,832,426)	(19,394,314)
Gross profit:
Gross profit	31,555,300	4,532,635	27,346,149	25,043,041
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment	481,107		441,466	258,852
Online games services
Net revenues:
Total net revenues	46,422,640		40,190,057	36,281,642
Youdao learning services and products
Net revenues:
Total net revenues	851,870		428,716	149,915
Advertising services
Net revenues:
Total net revenues	2,581,623		2,769,337	2,449,558
Others
Net revenues:
Total net revenues	9,385,012		7,790,465	5,556,240
Online game
Net revenues:
Total net revenues	46,422,640	6,668,195	40,190,057	36,281,642
Cost of revenues:
Total cost of revenues	(16,974,234)		(14,617,656)	(13,473,339)
Gross profit:
Gross profit	29,448,406		25,572,401	22,808,303
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment	256,181		235,896	157,695
Youdao
Net revenues:
Total net revenues	1,304,883	187,435	731,598	455,746
Cost of revenues:
Total cost of revenues	(934,261)		(515,133)	(293,807)
Gross profit:
Gross profit	370,622		216,465	161,939
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment	6,076		3,863	2,160
Innovative businesses and others
Net revenues:
Total net revenues	11,513,622	$ 1,653,828	10,256,920	7,699,967
Cost of revenues:
Total cost of revenues	(9,777,350)		(8,699,637)	(5,627,168)
Gross profit:
Gross profit	1,736,272		1,557,283	2,072,799
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment	¥ 218,850		¥ 201,707	¥ 98,997